Business Combinations (Details Narrative) - shares	Dec. 10, 2014	May. 23, 2015	May. 26, 2014	Oct. 12, 2013
Ownership percentage in minority interest				80.00%
Angel Jade Pty, Ltd [Member]
Ownership percentage in minority interest	70.00%
Common Stock [Member]
Common Stock issued - Angel Jade Pty Ltd	90,000,000
Common Stock issued - Five Arrows, Shares	14,000,000
Vincent Appo [Member]
Ownership percentage in minority interest			51.00%
Auqa Mining [Member]
Ownership percentage in minority interest			49.00%
Auqa Mining [Member] | Minimum [Member]
Ownership percentage in minority interest		49.00%
Auqa Mining [Member] | Maximum [Member]
Ownership percentage in minority interest		90.00%